Information Regarding Defined Benefit Plans (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Japanese plans USD ($)	Mar. 31, 2013 Japanese plans JPY (¥)	Mar. 31, 2012 Japanese plans JPY (¥)	Mar. 31, 2011 Japanese plans JPY (¥)	Mar. 31, 2013 Foreign Plans USD ($)	Mar. 31, 2013 Foreign Plans JPY (¥)	Mar. 31, 2012 Foreign Plans JPY (¥)	Mar. 31, 2011 Foreign Plans JPY (¥)
Change in benefit obligation
Benefit obligation at beginning of year	$ 15,740	¥ 1,480,387	¥ 1,362,053		$ 4,965	¥ 467,000	¥ 367,125
Service cost	641	60,261	57,241	61,134	297	27,943	21,298	21,288
Interest cost	296	27,804	30,660	31,782	258	24,300	21,739	20,720
Plan participants' contributions	10	918	834		3	246	221
Plan amendments	(37)	(3,462)	632		0	(43)	108
Net actuarial loss	964	90,667	67,098		415	38,986	50,222
Acquisition and other	(8)	(776)	27,435		881	82,907	13,061
Benefits paid	(653)	(61,388)	(65,566)		(87)	(8,179)	(6,774)
Benefit obligation at end of year	16,953	1,594,411	1,480,387	1,362,053	6,732	633,160	467,000	367,125
Change in plan assets
Balance at beginning of year	9,862	927,545	885,741		3,649	343,226	297,644
Actual return on plan assets	1,543	145,141	1,493		493	46,359	14,816
Acquisition and other	(3)	(264)	27,947		640	60,138	19,600
Employer contributions	573	53,906	50,423		376	35,354	16,125
Plan participants' contributions	10	918	834		3	246	221
Benefits paid	(393)	(36,988)	(38,893)		(65)	(6,084)	(5,180)
Balance at end of year	11,592	1,090,258	927,545	885,741	5,096	479,239	343,226	297,644
Funded status	$ 5,361	¥ 504,153	¥ 552,842		$ 1,636	¥ 153,921	¥ 123,774